Loans and Allowance for Loan Losses - Schedule of Loans and Leases Receivable Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, January 1	$ 7,759	$ 9,692
New loans and renewals during the year	17,278	15,299
Repayments (including loans paid by renewal) during the year	(12,018)	(17,232)
Balance, December 31	$ 13,019	$ 7,759